EMPLOYEE BENEFIT PLANS, Fair Value Assumptions (FY) (Details) - Stock Option [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility			19.00%
Weighted-average volatility	20.00%	18.00%	19.00%
Expected term (in years)			6 years 6 months
Expected dividend yield	2.40%	2.20%	2.40%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	18.80%	17.50%
Expected term (in years)	6 years 6 months	6 years 6 months
Range of risk-free rate	2.30%	1.30%	0.50%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	19.70%	21.10%
Expected term (in years)	6 years 7 months 6 days	6 years 7 months 6 days
Range of risk-free rate	2.70%	2.70%	2.50%